N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT I OF VOYA RETIREMENT INSURANCE & ANNUITY Co.
Entity Central Index Key	0000925981
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[1,2] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.46%	13.78%	9.82%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC****	0.75%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Balanced Portfolio (Class I) merged into Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[1,2] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.46%	13.78%	9.82%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC****	0.75%	32.69%	11.91%	8.30%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Balanced Portfolio (Class I) merged into Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.

Neuberger Berman Sustainable Equity Fund (Trust Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund (Trust Class)[1,2]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	26.46%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospectus for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I) ***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC****
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	23.54%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	9.91%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	46.89%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	11.70%